SUMMARY OF OPTION ACTIVITY (Details) - 2014 and 2024 Equity Incentive Plan [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, outstanding, beginning balance	304,125	683,695
Weighted-average exercise price outstanding, beginning balance	$ 6.95	$ 3.99
Weighted-average remaining contractual term (in years), outstanding	4 years 2 months 12 days	4 years 5 months 12 days
Aggregate intrinsic value outstanding, beginning balance		$ 158,332
Number of options, granted
Weighted-average exercise price, granted
Number of options, exercised		(208,031)
Weighted-average exercise price, exercised		$ 1.16
Number of options, forfeited		(171,539)
Weighted-average exercise price, forfeited		$ 2.16
Number of options, outstanding, ending balance	304,125	304,125	683,695
Weighted-average exercise price outstanding, ending balance	$ 6.95	$ 6.95	$ 3.99
Aggregate intrinsic value outstanding, ending balance			$ 158,332
Number of options, outstanding, vested and exercisable	304,125	304,125
Weighted-average exercise price, vested and exercisable	$ 6.95	$ 6.95
Weighted-average remaining contractual term (in years), vested and exercisable	4 years 2 months 12 days	4 years 2 months 12 days
Aggregate intrinsic value, vested and exercisable, ending balance
Weighted-average remaining contractual term (in years), outstanding		4 years 2 months 12 days	2 years 10 months 24 days